Cover	Apr. 25, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed on April 25, 2025 (the “Original Report”) is being filed solely to correct the identity of the purchaser disclosed under Item 5.01 — Changes in Control of Registrant. In the Original Report, the purchaser of 34,200,000 shares of Common Stock of Keemo Fashion Group Limited was incorrectly identified as Huang Jia. The correct purchaser is Guang Wen Global Group Limited, a company incorporated under the laws of the British Virgin Islands, with its registered office at Intershore Chambers, Road Town, Tortola, British Virgin Islands. Except as described above, this Amendment does not modify or update any other disclosures in the Original Report.
Document Period End Date	Apr. 25, 2025
Entity File Number	333-267967
Entity Registrant Name	KEEMO FASHION GROUP LIMITED
Entity Central Index Key	0001935033
Entity Tax Identification Number	32-0686375
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	69 Wanke Boyu
Entity Address, Address Line Two	Xili Liuxin 1st Rd
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen, Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
City Area Code	(+86)
Local Phone Number	176-1282-2030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false